Stock-Based Compensation, TDS excluding U.S. Cellular, Stock option rollforward schedules (Details) - TDS Parent Company - Common Shares - Stock Options - 2011 and 2004 Long-Term Incentive Plans - USD ($)
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock compensation, stock option rollforward schedule, number of shares
Outstanding, begin of period	9,140,000
Exercisable options, begin of period	6,487,000
Granted options	998,000
Exercised options	(575,000)
Forfeited options	(21,000)
Expired options	(407,000)
Outstanding, end of period	9,135,000	9,140,000
Exercisable options, end of period	6,009,000	6,487,000
Stock compensation, stock option rollforward schedule, other information
Options outstanding, begin of period - weighted average exercise price	$ 30.25
Options exercisable, begin of period - weighted average exercise price	32.93
Options granted, weighted average exercise price	29.26
Options exercised, weighted average exercise price	23.11
Options forfeited, weighted average exercise price	26.30
Options expired, weighted average exercise price	37.09
Options outstanding, end of period - weighted average exercise price	30.29	$ 30.25
Options exercisable, end of period - weighted average exercise price	32.54	32.93
Options granted, weighted average grant date fair value	$ 7.66	$ 8.66	$ 7.01
Aggregate intrinsic value, options exercised	$ 3,800,000	$ 200,000	$ 2,500,000
Aggregate intrinsic value, options outstanding	9,531,000
Aggregate intrinsic value, options exercisable	$ 5,548,000
Weighted average remaining contractual life, outstanding	5 years 4 months
Weighted average remaining contractual life, exercisable	3 years 10 months